Loans (Details 6) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loan delinquency
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	27.36%	28.20%
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	558	528
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	1,100	974
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	2,934	2,860
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	15,478	15,994
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	7,026	6,928
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	9,390	9,403
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	12,603	13,333
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	20,759	22,527
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	3,250	3,039
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	4,798	4,733
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	10,652	10,720
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	32,200	32,385
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	377	338
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	511	506
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	889	925
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	2,056	2,252
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Greater Than 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	11,211	10,833
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	15,799	15,616
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	27,078	27,838
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Less Than 80% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	70,493	73,158
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	243	238
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	354	325
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	744	738
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	2,660	2,719
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	2,530	2,495
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	2,836	2,873
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	2,940	3,155
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	3,098	3,295
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	1,603	1,595
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	1,805	1,775
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	2,792	2,786
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	4,587	4,557
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	1,209	1,153
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	1,481	1,486
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	1,841	1,955
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	2,477	2,672
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Greater Than 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	5,585	5,481
Refreshed FICO Scores Less than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	6,476	6,459
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	8,317	8,634
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Less Than 80% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	12,822	13,243
Residential real estate, excluding PCI [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	151,665	153,630
Home Equity - Senior Lien [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	23,354	23,615
Home Equity - Junior Lien [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	59,676	62,315
Prime Mortgages, including option ARMs [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	60,399	59,223
Subprime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	8,236	8,477
Residential real estate, excluding PCI [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	5,784	7,158
Home Equity - Senior Lien [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	364	414
Home Equity - Junior Lien [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	1,304	1,508
Prime Mortgages, including option ARMs [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	3,155	4,052
Subprime Mortgage [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	961	1,184
Residential real estate, excluding PCI [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	13,327	13,423
Home Equity - Senior Lien [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	353	347
Home Equity - Junior Lien [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	202	186
Prime Mortgages, including option ARMs [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	11,128	11,264
Subprime Mortgage [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	1,644	1,626
Residential real estate, excluding PCI [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Home Equity - Senior Lien [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Home Equity - Junior Lien [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Prime Mortgages, including option ARMs [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Subprime Mortgage [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Residential real estate, excluding PCI [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	7,535	7,793
Home Equity - Senior Lien [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	470	479
Home Equity - Junior Lien [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	793	784
Prime Mortgages, including option ARMs [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	4,166	4,320
Subprime Mortgage [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	2,106	2,210
Residential real estate, excluding PCI [Member] | California [Member]
Loan delinquency
Total retained loans	38,103	39,012
Home Equity - Senior Lien [Member] | California [Member]
Loan delinquency
Total retained loans	3,336	3,348
Home Equity - Junior Lien [Member] | California [Member]
Loan delinquency
Total retained loans	14,037	14,656
Prime Mortgages, including option ARMs [Member] | California [Member]
Loan delinquency
Total retained loans	19,070	19,278
Subprime Mortgage [Member] | California [Member]
Loan delinquency
Total retained loans	1,660	1,730
Residential real estate, excluding PCI [Member] | New York [Member]
Loan delinquency
Total retained loans	26,152	26,518
Home Equity - Senior Lien [Member] | New York [Member]
Loan delinquency
Total retained loans	3,266	3,272
Home Equity - Junior Lien [Member] | New York [Member]
Loan delinquency
Total retained loans	11,809	12,278
Prime Mortgages, including option ARMs [Member] | New York [Member]
Loan delinquency
Total retained loans	9,745	9,587
Subprime Mortgage [Member] | New York [Member]
Loan delinquency
Total retained loans	1,332	1,381
Residential real estate, excluding PCI [Member] | Texas [Member]
Loan delinquency
Total retained loans	8,634	8,747
Home Equity - Senior Lien [Member] | Texas [Member]
Loan delinquency
Total retained loans	3,499	3,594
Home Equity - Junior Lien [Member] | Texas [Member]
Loan delinquency
Total retained loans	2,114	2,239
Prime Mortgages, including option ARMs [Member] | Texas [Member]
Loan delinquency
Total retained loans	2,688	2,569
Subprime Mortgage [Member] | Texas [Member]
Loan delinquency
Total retained loans	333	345
Residential real estate, excluding PCI [Member] | Florida [Member]
Loan delinquency
Total retained loans	10,461	10,820
Home Equity - Senior Lien [Member] | Florida [Member]
Loan delinquency
Total retained loans	1,078	1,088
Home Equity - Junior Lien [Member] | Florida [Member]
Loan delinquency
Total retained loans	3,312	3,470
Prime Mortgages, including option ARMs [Member] | Florida [Member]
Loan delinquency
Total retained loans	4,709	4,840
Subprime Mortgage [Member] | Florida [Member]
Loan delinquency
Total retained loans	1,362	1,422
Residential real estate, excluding PCI [Member] | Illinois [Member]
Loan delinquency
Total retained loans	10,020	10,116
Home Equity - Senior Lien [Member] | Illinois [Member]
Loan delinquency
Total retained loans	1,622	1,635
Home Equity - Junior Lien [Member] | Illinois [Member]
Loan delinquency
Total retained loans	4,068	4,248
Prime Mortgages, including option ARMs [Member] | Illinois [Member]
Loan delinquency
Total retained loans	3,885	3,765
Subprime Mortgage [Member] | Illinois [Member]
Loan delinquency
Total retained loans	445	468
Residential real estate, excluding PCI [Member] | Ohio [Member]
Loan delinquency
Total retained loans	4,184	4,315
Home Equity - Senior Lien [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,977	2,010
Home Equity - Junior Lien [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,487	1,568
Prime Mortgages, including option ARMs [Member] | Ohio [Member]
Loan delinquency
Total retained loans	455	462
Subprime Mortgage [Member] | Ohio [Member]
Loan delinquency
Total retained loans	265	275
Residential real estate, excluding PCI [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	6,732	6,909
Home Equity - Senior Lien [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	731	732
Home Equity - Junior Lien [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	3,461	3,617
Prime Mortgages, including option ARMs [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	2,027	2,026
Subprime Mortgage [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	513	534
Residential real estate, excluding PCI [Member] | Michigan [Member]
Loan delinquency
Total retained loans	3,936	4,051
Home Equity - Senior Lien [Member] | Michigan [Member]
Loan delinquency
Total retained loans	1,159	1,176
Home Equity - Junior Lien [Member] | Michigan [Member]
Loan delinquency
Total retained loans	1,545	1,618
Prime Mortgages, including option ARMs [Member] | Michigan [Member]
Loan delinquency
Total retained loans	951	963
Subprime Mortgage [Member] | Michigan [Member]
Loan delinquency
Total retained loans	281	294
Residential real estate, excluding PCI [Member] | Arizona [Member]
Loan delinquency
Total retained loans	5,792	6,024
Home Equity - Senior Lien [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,461	1,481
Home Equity - Junior Lien [Member] | Arizona [Member]
Loan delinquency
Total retained loans	2,827	2,979
Prime Mortgages, including option ARMs [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,274	1,320
Subprime Mortgage [Member] | Arizona [Member]
Loan delinquency
Total retained loans	230	244
Residential real estate, excluding PCI [Member] | Washington [Member]
Loan delinquency
Total retained loans	5,077	5,221
Home Equity - Senior Lien [Member] | Washington [Member]
Loan delinquency
Total retained loans	767	776
Home Equity - Junior Lien [Member] | Washington [Member]
Loan delinquency
Total retained loans	2,051	2,142
Prime Mortgages, including option ARMs [Member] | Washington [Member]
Loan delinquency
Total retained loans	2,021	2,056
Subprime Mortgage [Member] | Washington [Member]
Loan delinquency
Total retained loans	238	247
Residential real estate, excluding PCI [Member] | All other [Member]
Loan delinquency
Total retained loans	51,685	52,478
Home Equity - Senior Lien [Member] | All other [Member]
Loan delinquency
Total retained loans	5,175	5,264
Home Equity - Junior Lien [Member] | All other [Member]
Loan delinquency
Total retained loans	14,471	15,194
Prime Mortgages, including option ARMs [Member] | All other [Member]
Loan delinquency
Total retained loans	27,857	27,673
Subprime Mortgage [Member] | All other [Member]
Loan delinquency
Total retained loans	4,182	4,347
Consumer Excluding Credit Card [Member]
Loan delinquency
Total retained loans	320,998	327,464
Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	170,776	174,211
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	5.61%	5.88%
U.S. government guaranteed	12,995	12,949
Home Equity - Senior Lien [Member]
Loan delinquency
Total retained loans	24,071	24,376
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	2.98%	3.12%
U.S. government guaranteed	0	0
Home Equity - Junior Lien [Member]
Loan delinquency
Total retained loans	61,182	64,009
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	2.46%	2.65%
U.S. government guaranteed	0	0
Prime Mortgages, including option ARMs [Member]
Loan delinquency
Total retained loans	74,682	74,539
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	6.36%	6.68%
U.S. government guaranteed	12,995	12,949
Subprime Mortgage [Member]
Loan delinquency
Total retained loans	10,841	11,287
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	24.03%	24.90%
U.S. government guaranteed	$ 0	$ 0